Schedule H, Line 4j – Schedule of Reportable Transactions (Details) - EBP 002	12 Months Ended
	Dec. 31, 2025 USD ($) investment shares	Dec. 31, 2024 USD ($) shares
EBP, Schedule of Reportable Transaction [Line Items]
Entity tax identification number	66-0676831
Plan number	002
The Procter & Gamble Company common stock
EBP, Schedule of Reportable Transaction [Line Items]
Purchase Amount	$ 681,311
Purchase, Number Of Assets | investment	49
Sales Amount	$ 2,138,498
Sales, Number Of Assets | investment	40
Cost of Asset	$ 681,311
Cost of Asset	1,026,456
Current Value of Asset on Transaction Date	681,311
Current Value of Asset on Transaction Date	2,138,498
Net Gain on Sale	$ 1,112,042
Shares | shares	115,486	124,628
Cost	$ 8,948,880	$ 9,294,026
Dividends	$ 503,238	$ 515,430